FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Cash Flow Sensitivity Analysis for Variable Rate Instruments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Financial Instruments [Abstract]
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	$ (4)
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	$ 4